Taxation - Schedule of Deferred Tax (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Deferred tax assets:
Credit loss	$ 196	$ 2,422
Net operating losses carried forward	2,519,188	2,442,931
Subtotal	2,522,384	2,445,353
Less: valuation allowance	(2,522,384)	(2,445,353)
Total